Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against loans	$ 941,795	$ 977,326